Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Convertible loan	¥ 10,465		$ 1,496	¥ 10,465
Beijing OrionStar [Member] | Convertible Loan [Member]
Related Party Transaction [Line Items]
Convertible loan	49,693		$ 7,106
Kingsoft Group
Related Party Transaction [Line Items]
Cash consideration	¥ 14,515	$ 2,076